Long-term bank loans (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Long-term bank loans - Principal repayments (Table)

Twelve month periods ending	Amount
June 30, 2024	$205,192
June 30, 2025	143,921
June 30, 2026	226,400
June 30, 2027	199,251
June 30, 2028	173,098
June 30, 2029 and thereafter	43,589
Total Long-term bank loans	$991,451
Unamortized loan issuance costs	(7,235)
Total Long-term bank loans, net	$984,216
Current portion of long-term bank loans	205,192
Long-term bank loans, net of current portion and unamortized loan issuance costs	779,024

Long-term bank loans - Interest and finance costs (Table)

	Six months ended June 30,
	2022	2023
Interest on financing agreements	$21,718	$43,323
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 13)	(633)	(14,412)
Amortization of debt (loan & lease) issuance costs	2,641	1,990
Other bank and finance charges	582	830
Interest and finance costs	$24,308	$31,731